NET SALES REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NET SALES REVENUE
Gross sales	R$ 42,156,553	R$ 42,935,022	R$ 48,701,895
Taxes on sales	(2,956,896)	(2,765,957)	(3,184,879)
Discounts	(2,282,038)	(2,517,398)	(1,935,775)
Net sales	R$ 36,917,619	R$ 37,651,667	R$ 43,581,241